UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited)

Number
of Shares		Value
	Common Stocks - 59.8%
	Commerical Services - 1.7%
405	HMS Holdings Corp.*	$9,878

	Dental Supplies & Equipment - 0.8%
150	DENTSPLY International, Inc.	4,604

	Hazardous Waste Disposal - 2.5%
175	Stericycle, Inc.*	14,126

	Medical-Biomedical/Genetic - 7.2%
60	Alexion Pharmaceuticals, Inc.*	3,844
200	Celgene Corp.*+	12,384
30	Illumina, Inc.*	1,227
1,300	Momenta Pharmaceuticals, Inc.*	14,950
200	Vertex Pharmaceuticals, Inc.*+	8,908
		41,313
	Medical-Drugs - 23.1%
30	Allergan, Inc.	2,471
700	Bristol-Myers Squibb Co.	21,966
400	Eli Lilly & Co.+	14,788
450	Merck & Co., Inc.+	14,719
350	Novartis AG - ADR+	19,520
150	Novo Nordisk A/S - ADR+	14,928
650	Pfizer, Inc.	11,492
250	Pharmasset, Inc.*+	20,593
125	Shire PLC - ADR	11,741
		132,218
	Medical-HMO - 11.8%
245	Aetna, Inc.	8,906
130	CIGNA Corp.	5,452
415	Humana, Inc.+	30,183
500	UnitedHealth Group, Inc.+	23,060
		67,601

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited)

Number
of Shares		Value
	Medical Information Systems - 1.0%
25	Cerner Corp.*	$1,713
55	Computer Programs & Systems, Inc.	3,638
		5,351
	Medical Instruments - 3.8%
300	Boston Scientific Corp.*	1,773
55	Intuitive Surgical, Inc.*	20,035
		21,808
	Medical Products - 7.2%
300	CareFusion Corp.*	7,185
225	Covidien PLC	9,923
300	Johnson & Johnson	19,113
95	Varian Medical Systems, Inc.*	4,955
		41,176

	Medical-Wholesale Drug Distributor - 0.7%
100	AmerisourceBergen Corp.	3,727

	Total Common Stocks	341,802
	(Cost $328,808)

Number
of Contracts		Value
	Purchased Put Options - 0.0%
5	Health Care Select Sector SPDR Fund, Exp. 10/22/2011, Exercise Price $29	130
	Total Purchased Put Options	130
	(Cost $100)

Number
of Shares	Short-Term Investments - 25.9%
148,126	Fidelity Institutional Money Market Fund, 0.11% ‡	148,126
	Total Short-Term Investments	148,126
	(Cost $148,126)

	Total Investments - 85.7%	490,058
	(Cost $477,034)
	Other Assets less Liabilities - 14.3%	81,473
	Total Net Assets - 100.0%	$571,531

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited)

Number
of Shares		Value
	Securities Sold Short - (6.6)%
	Common Stocks - (6.4)%
	Medical-Biomedical/Genetic - (1.0)%
(100)	Amgen, Inc.	$(5,495)

	Medical-Generic Drugs - (0.7)%
(250)	Mylan, Inc.*	(4,250)

	Medical Information Systems - (0.3)%
(100)	Allscripts Healthcare Solutions, Inc.*	(1,802)

	Medical Instruments - (0.5)%
(100)	Medtronic, Inc.	(3,324)

	Medical Labs & Testing Services - (1.0)%
(70)	Laboratory Corp. of America Holdings*	(5,534)

	Medical Products - (2.9)%
(100)	Henry Schein, Inc.*	(6,201)
(150)	Hospira, Inc.*	(5,550)
(100)	Stryker Corp.	(4,713)
		(16,464)

	Total Common Stocks	(36,869)
	(Proceeds $44,853)

Number
of Contracts		Value
	Written Call Options - (0.2)%
(1)	Celgene Corp., Exp. 10/22/2011, Exercise Price $60	(365)
(1)	Eli Lilly & Co., Exp. 10/22/2011, Exercise Price $38	(67)
(1)	Humana, Inc., Exp. 10/22/2011, Exercise Price $80	(100)
(1)	Merck & Co., Inc., Exp. 10/22/2011, Exercise Price $32	(157)
(1)	Novartis AG, Exp. 10/22/2011, Exercise Price $57.5	(95)
(1)	Novo Nordisk A/S, Exp. 10/22/2011, Exercise Price $105	(186)
(1)	Vertex Pharmaceuticals, Inc., Exp. 10/22/2011, Exercise Price $55	(15)
	Total Written Call Options	(985)
	(Proceeds $960)

	Total Securities Sold Short	$(37,854)
	(Proceeds $45,813)

ADR- American Depositary Receipt
* Non-income producing security
+ Cash of $78,005 and all or a portion of this security is held as collateral for short sales or cover for open written option contracts.  At period end, the aggregate market value of those securities was $106,099.

‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to the Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2011 – (Unaudited)

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Money Market Investments - The Fund invests a significant amount (25.9% as of September 30, 2011) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2011 – (Unaudited)
(Continued)

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At September 30, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$479,701

Proceeds from securities sold short	(45,813)

Gross unrealized appreciation	$38,676
Gross unrealized depreciation	(20,360)
Net unrealized appreciation on investments and securities sold short	$18,316

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2011 – (Unaudited)
(Continued)

Note 4 - Investment Transactions

Transactions in option contracts written for the period July 1, 2011 through September 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at June 30, 2011	5	$849
Options written	10	1,145
Options closed	(2)	(383)
Options expired	(6)	(651)
Outstanding at September 30, 2011	7	$960

Note 5 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2011 – (Unaudited)
(Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common Stocks1	$341,802	-	-	$341,802
Options Purchased	130	-	-	130
Short-Term Investments	148,126	-	-	148,126
Total Assets	$490,058	-	-	$490,058

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(36,869)	-	-	$(36,869)
Options Written	(985)			(985)
Total Liabilities	$(37,854)	-	-	$(37,854)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  The Fund did not hold any Level 2 or Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	11/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	11/28/2011

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	11/28/2011